PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
a.	Composition of assets, grouped by major classification, is as follows:

	December 31
	2014	2013
	U.S. dollars in thousands
Computers and electronic equipment	$1,621	$1,462
Land	263	263
Office furniture and equipment	165	162
Vehicles	191	152
Leasehold improvements	8	8
	2,248	2,047
Less - accumulated depreciation and amortization	1,630	1,397
	$618	$650